CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
June 30, 2022 (Unaudited)
	Number of
	Shares	Value
Special Purpose Acquisition Companies - 94.36%
10X Capital Venture Acquisition Corp. II (a)(b)	3,931	38,838
10X Capital Venture Acquisition Corp. III (a)(b)	51,667	516,670
26 Capital Acquisition Corp. (a)	1,788	17,540
A SPAC I Acquisition Corp. (a)(b)	100,000	992,000
Accelerate Acquisition Corp. (a)	2,950	28,792
Aequi Acquisition Corp. (a)	2,950	29,146
African Gold Acquisition Corp. (a)(b)	7,950	77,831
Ahren Acquisition Corp. (a)(b)	4,280	42,479
AltEnergy Acquisition Corp. (a)	11,473	114,500
Anthemis Digital Acquisitions I Corp. (a)(b)	11,473	114,501
Anzu Special Acquisition Corp. I (a)	2,950	28,910
AP Acquisition Corp. (a)(b)	36,429	365,019
Apeiron Capital Investment Corp. (a)	8,000	79,842
Apollo Strategic Growth Capital II (a)(b)	100,000	983,000
Arbor Rapha Capital Bioholdings Corp. I (a)	17,950	180,038
Arena Fortify Acquisition Corp. (a)	15,000	150,600
Athlon Acquisition Corp. (a)	500	4,925
Atlantic Avenue Acquisition Corp. (a)	15,600	154,674
Atlantic Coastal Acquisition Corp. II (a)	75,000	744,750
Atlas Crest Investment Corp. II (a)	2,950	28,939
Ault Disruptive Technologies Corp. (a)	45,000	450,900
Avalon Acquisition, Inc. (a)	50,500	504,495
Banner Acquisition Corp. (a)	8,997	88,890
Banyan Acquisition Corp. (a)	75,000	747,000
Battery Future Acquisition Corp. (a)(b)	10,000	99,400
Beard Energy Transition Acquisition Corp. (a)	12,500	124,312
Berenson Acquisition Corp. Founder Shares (a)(e)(f)	922	129
Berenson Acquisition Corp. I (a)	450	4,392
BGP Acquisition Corp. (a)(b)	125,000	1,216,250
BioPlus Acquisition Corp. (a)(b)	20,000	201,000
Blockchain Moon Acquisition Corp. (a)	25,848	255,637
Bluescape Opportunities Acquisition Corp. (a)(b)	115,400	1,143,614
Bridgetown Holdings Ltd. (a)(b)	80,981	803,332
Brigade-M3 European Acquisition Corp. (a)(b)	76,250	739,625
Broad Capital Acquisition Corp. (a)	98,968	980,278
Bullpen Parlay Acquisition Co. (a)(b)	36,323	367,225
C5 Acquisition Corp. (a)	74,000	739,260
Cactus Acquisition Corp. 1 Ltd. (a)(b)	1,229	12,229
Canna-Global Acquisition Corp. (a)	28,909	289,090
Carney Technology Acquisition Corp. II (a)	28,093	277,278
Cartesian Growth Corp. (a)(b)	13,236	130,110
Cartica Acquisition Corp. (a)(b)	50,000	501,000
CC Neuberger Principal Holdings II (a)(b)	175,000	1,748,250
CENAQ Energy Corp. (a)	1,349	13,571
Churchill Capital Corp. V (a)	8,824	86,740
Churchill Capital Corp. VII (a)	25,400	248,158
Clarim Acquisition Corp. (a)	41,600	408,512
CleanTech Acquisition Corp. (a)	44,127	444,359
Cohn Robbins Holdings Corp. (a)(b)	17,056	169,537
Colicity, Inc. (a)	5,914	58,016
Coliseum Acquisition Corp. (a)(b)	802	7,803
Compute Health Acquisition Corp. (a)	8,894	87,250
Conx Corp. (a)	150	1,482
Corner Growth Acquisition Corp. (a)(b)	25,400	250,444
COVA Acquisition Corp. (a)(b)	16,325	160,475
Crescera Capital Acquisition Corp. (a)(b)	15,000	150,450
Crixus BH3 Acquisition Co. (a)	2,561	25,200
Crypto 1 Acquisition Corp. (a)(b)	25,000	247,750
DP Cap Acquisition Corp. I (a)(b)	15,000	149,250
DPCM Capital, Inc. (a)	400	3,964
DTRT Health Acquisition Corp. (a)	50,400	507,276
E.Merge Technology Acquisition Corp. (a)	50,000	499,500
East Resources Acquisition Co. (a)	2,459	24,541
Edify Acquisition Corp. (a)	35,000	343,700
EG Acquisition Corp. (a)	1,059	10,309
Elliott Opportunity II Corp. (a)(b)	52,951	514,684
Empowerment & Inclusion Capital I Corp. (a)	5,848	57,544
Enphys Acquisition Corp. (a)(b)	2,945	28,360
Enterprise 4.0 Technology Acquisition Corp. (a)(b)	17,950	180,038
Epiphany Technology Acquisition Corp. (a)	2,950	28,969
Equity Distribution Acquisition Corp. (a)	7,950	78,983
ESGEN Acquisition Corp. (a)(b)	6,050	60,803
ESM Acquisition Corp. (a)(b)	2,950	28,910
Eucrates Biomedical Acquisition Corp. (a)(b)	2,649	26,225
EVe Mobility Acquisition Corp. (a)(b)	13,895	137,699
Everest Consolidator Acquisition Corp. (a)	20,000	199,600
Financials Acquisition Corp. (a)(b)(c)	17,553	212,604
Finnovate Acquisition Corp. (a)(b)	17,950	178,423
Fintech Ecosystem Development Corp. (a)	33,983	339,830
Flame Acquisition Corp. (a)	6,531	63,938
Focus Impact Acquisition Corp. (a)	8,518	84,712
Forest Road Acquisition Corp. II (a)	2,950	28,895
Fortistar Sustainable Solutions Corp. (a)	2,649	25,987
Frazier Lifesciences Acquisition Corp. (a)(b)	1,077	10,641
FTAC Hera Acquisition Corp. (a)(b)	3,935	38,563
FTAC Parnassus Acquisition Corp. (a)	2,750	27,087
FutureTech II Acquisition Corp. (a)	11,344	113,667
G Squared Ascend I, Inc. (a)(b)	10,406	102,083
G&P Acquisition Corp. (a)	12,794	127,172
Games & Esports Experience Acquisition Corp. (a)(b)	15,000	150,150
Genesis Growth Tech Acquisition Corp. (a)(b)	25,000	250,750
GigInternational1, Inc. (a)	4,402	44,284
Gladstone Acquisition Corp. (a)	54,452	548,876
Glenfarne Merger Corp. (a)	2,950	28,733
Global SPAC Partners Co. (a)(b)	101,410	1,035,396
Global Synergy Acquisition Corp. (a)(b)	2,950	29,382
Global Technology Acquisition Corp. I (a)(b)	12,950	129,241
GO Acquisition Corp. (a)	41,120	410,378
Goal Acquisitions Corp. (a)	5,510	53,998
GoGreen Investments Corp. (a)(b)	4,950	49,599
GP Bullhound Acquisition I SE (a)(b)(d)	75,000	775,748
Group Nine Acquisition Corp. (a)	7,950	78,188
GSR II Meteora Acquisition Corp. (a)	39,575	389,814
Hambro Perks Acquisition Co. Ltd. (a)(b)(c)	75,000	912,975
Hamilton Lane Alliance Holdings I, Inc. (a)	57,363	563,305
HCM Acquisition Corp. (a)(b)	45,000	451,800
Health Assurance Acquisition Corp. (a)	10,028	99,077
Health Sciences Acquisitions Corp. 2 (a)(b)	3,824	38,087
Healthcare Services Acquisition Corp. (a)	16,325	160,638
Heartland Media Acquisition Corp. (a)	75,000	746,250
HH&L Acquisition Co. (a)(b)	2,950	28,969
HIG Acquisition Corp. (a)(b)	104,950	1,039,016
Highland Transcend Partners I Corp. (a)(b)	30,000	295,800
Hiro Metaverse Acquisitions I SA (a)(b)(c)	45,000	540,938
HPX Corp. (a)(b)	700	6,986
Hudson Executive Investment Corp. II (a)	2,950	29,028
Hudson Executive Investment Corp. III (a)	9,638	94,452
Hunt Companies Acquisition Corp. I (a)(b)	8,977	90,219
Iconic Sports Acquisition Corp. (a)(b)	125,983	1,259,830
IG Acquisition Corp. (a)	3,540	35,046
Ignyte Acquisition Corp. (a)	8,824	87,093
Independence Holdings Corp. (a)(b)	57,950	568,490
Infinite Acquisition Corp. (a)(b)	28,000	276,640
InFinT Acquisition Corp. (a)(b)	20,000	200,600
Innovative International Acquisition Corp. (a)(b)	9,540	95,877
Integral Acquisition Corp. 1 (a)	2,649	26,278
International Media Acquisition Corp. (a)	2,304	22,982
InvestCorp. Europe Acquisition Corp. I (a)(b)	60,000	601,200
Iron Spark I, Inc. (a)	40,501	398,935
Isleworth Healthcare Acquisition Corp. (a)	16,325	162,597
ITHAX Acquisition Corp. (a)(b)	4,293	42,758
Itiquira Acquisition Corp. (a)(b)	22,091	217,375
Jackson Acquisition Co. (a)	30,000	295,200
Jaguar Global Growth Corp. I (a)(b)	49,800	495,012
Jaws Mustang Acquisition Corp. (a)(b)	2,649	26,040
JOFF Fintech Acquisition Corp. (a)	2,330	22,834
Juniper II Corp. (a)	700	6,951
Jupiter Acquisition Corp. (a)	1,850	17,945
Kismet Acquisition Two Corp. (a)(b)	7,950	78,149
KL Acquisition Corp. (a)	975	9,594
KludeIn I Acquisition Corp. (a)	395	3,950
KnightSwan Acquisition Corp. (a)	13,595	136,222
LAVA Medtech Acquisition Corp. (a)	8,573	85,387
Lefteris Acquisition Corp. (a)	7,950	78,784
Legato Merger Corp. II (a)	26,472	262,602
Leo Holdings Corp. II (a)(b)	5,000	49,300
LF Capital Acquisition Corp. II (a)	10,000	99,900
LightJump Acquisition Corp. (a)	5,266	52,607
Lionheart III Corp. (a)	2,950	29,500
Live Oak Mobility Acquisition Corp. (a)	2,950	28,910
M3-Brigade Acquisition II Corp. (a)	7,626	74,811
M3-Brigade Acquisition III Corp. (a)	12,950	129,111
Macondray Capital Acquisition Corp. I (a)(b)	10,028	99,779
Mason Industrial Technology, Inc. (a)	16,325	159,658
McLaren Technology Acquisition Corp. (a)	2,950	29,529
MedTech Acquisition Corp. (a)	70,000	688,800
Mercato Partners Acquisition Corp. (a)	14,388	143,304
Mercury Ecommerce Acquisition Corp. (a)	49,785	492,374
Mission Advancement Corp. (a)	2,950	28,851
Mudrick Capital Acquisition Corp. II (a)	88,362	890,689
Natural Order Acquisition Corp. (a)	700	6,916
New Vista Acquisition Corp. (a)(b)	2,950	28,969
Newcourt Acquisition Corp. (a)(b)	1,673	16,814
NewHold Investment Corp. II (a)	125,000	1,233,750
NightDragon Acquisition Corp. (a)	6,630	64,576
Nocturne Acquisition Corp. (a)(b)	1,924	19,683
North Mountain Merger Corp. (a)	1,500	14,895
Northern Star Investment Corp. III (a)	2,950	28,910
OceanTech Acquisitions I Corp. (a)	2,644	26,652
OmniLit Acquisition Corp. (a)	10,229	102,188
One Equity Partners Open Water I Corp. (a)	15,997	157,091
Onyx Acquisition Co. I (a)(b)	12,950	129,630
OPY Acquisition Corp. I (a)	779	7,665
Orion Acquisition Corp. (a)	2,950	28,910
Oxus Acquisition Corp. (a)(b)	7,950	79,421
Oyster Enterprises Acquisition Corp. (a)	16,086	157,804
Papaya Growth Opportunity Corp. I (a)	75,000	749,250
Parabellum Acquisition Corp. Founder Shares (a)(e)(f)	2,299	299
Pathfinder Acquisition Corp. (a)(b)	7,785	76,449
Pearl Holdings Acquisition Corp. (a)(b)	15,462	155,238
PepperLime Health Acquisition Corp. (a)(b)	2,649	26,411
Perception Capital Corp. II (a)(b)	8,535	85,777
Peridot Acquisition Corp. II (a)(b)	19,275	189,088
Pioneer Merger Corp. (a)(b)	8,484	83,567
Pivotal Investment Corp. III (a)	2,150	21,091
Plum Acquisition Corp. I (a)(b)	2,950	28,910
Pontem Corp. (a)(b)	18,845	185,623
Population Health Investment Co, Inc. (a)(b)	19,000	187,910
PowerUp Acquisition Corp. (a)(b)	12,155	121,307
Primavera Capital Acquisition Corp. (a)(b)	6,906	67,886
Progress Acquisition Corp. (a)	2,649	26,225
Project Energy Reimagined Acquisition Corp. (a)(b)	800	7,800
PROOF Acquisition Corp. I (a)	9,877	97,684
Property Solutions Acquisition Corp. II (a)	2,950	28,880
PropTech Investment Corp. II (a)	53,495	527,996
Pyrophyte Acquisition Corp. (a)(b)	11,030	110,300
RCF Acquisition Corp. (a)(b)	10,000	99,600
Recharge Acquisition Corp. (a)	2,585	25,876
RedBall Acquisition Corp. (a)(b)	70,000	697,200
Redwoods Acquisition Corp. (a)	11,250	111,037
Relativity Acquisition Corp. (a)	59,359	597,745
Revelstone Capital Acquisition Corp. (a)	47,068	461,737
Revelstone Capital Acquisition Corp. Founder Shares (a)(e)(f)	6,000	811
Revolution Healthcare Acquisition Corp. (a)	400	3,904
RMG Acquisition Corp. III (a)(b)	22,975	226,074
ROC Energy Acquisition Corp. (a)	5,514	54,919
Rose Hill Acquisition Corp. (a)(b)	17,950	180,039
RXR Acquisition Corp. (a)	1,382	13,530
Schultze Special Purpose Acquisition Corp. II (a)	2,781	27,365
ScION Tech Growth I (a)(b)	7,950	78,546
Seaport Global Acquisition II Corp. (a)	25,000	249,750
Semper Paratus Acquisition Corp. (a)(b)	15,885	159,009
Senior Connect Acquisition Corp. I (a)	102,649	1,011,093
ShoulderUp Technology Acquisition Corp. (a)	15,000	148,800
Silver Crest Acquisition Corp. (a)(b)	7,490	73,851
Silver Spike Acquisition Corp. II (a)(b)	4,190	41,041
Silver Spike III Acquisition Corp. (a)(b)	100,100	1,011,010
Sizzle Acquisition Corp. (a)	17,950	179,769
Slam Corp. (a)(b)	2,950	28,940
Social Leverage Acquisition Corp. I (a)	46,700	459,061
Spindletop Health Acquisition Corp. (a)	32,708	326,753
SportsMap Tech Acquisition Corp. (a)	2,712	27,039
SportsTek Acquisition Corp. (a)	5,000	48,900
Spree Acquisition Corp. 1 Ltd. (a)(b)	50,000	499,000
ST Energy Transition I Ltd. (a)(b)	20,000	197,400
Sustainable Development Acquisition I Corp. (a)	2,649	25,987
SVF Investment Corp. (a)(b)	31,941	314,938
Tailwind Acquisition Corp. (a)	17,056	169,707
Tailwind International Acquisition Corp. (a)(b)	22,091	216,724
Talon 1 Acquisition Corp. (a)(b)	17,950	180,577
Target Global Acquisition I Corp. (a)(b)	25,000	247,750
Tastemaker Acquisition Corp. (a)	4,900	48,608
TCW Special Purpose Acquisition Corp. (a)	25,400	247,650
Tech and Energy Transition Corp. (a)	2,950	28,851
Thrive Acquisition Corp. (a)(b)	12,950	130,148
Tishman Speyer Innovation Corp. II (a)	106,459	1,042,234
TKB Critical Technologies 1 (a)(b)	11,473	115,074
TPG Pace Beneficial II Corp. (a)(b)	70,000	681,100
Trine II Acquisition Corp. (a)(b)	17,950	178,423
Turmeric Acquisition Corp. (a)(b)	1,329	13,157
Vision Sensing Acquisition Corp. (a)	50,000	500,500
VMG Consumer Acquisition Corp. (a)	4,851	48,413
Warburg Pincus Capital Corp. I-A (a)(b)	50,600	496,386
Warrior Technologies Acquisition Co. (a)	5,099	50,684
Western Acquisition Ventures Corp. (a)	42,857	427,284
Williams Rowland Acquisition Corp. (a)	25,100	251,377
Worldwide Webb Acquisition Corp. (a)(b)	26,571	264,913
Total Special Purpose Acquisition Companies (Cost $57,676,609)		57,895,814

Rights - 0.06%
A SPAC I Acquisition Corp. (a)(b)	100,000	13,000
Broad Capital Acquisition Corp. (a)	100,000	10,680
GSR II Meteora Acquisition Corp. (a)	2,473	3,735
Jaguar Global Growth Corp. I (a)(b)	50,000	8,500
Redwoods Acquisition Corp. (a)	11,250	1,406
ROC Energy Acquisition Corp. (a)	5,514	882
Total Rights (Cost $38,179)		38,203

Warrants - 0.14%
10X Capital Venture Acquisition Corp. III (a)(b)
Expiration: 06/30/2028, Exercise Price: $11.50	25,833	2,583
A SPAC I Acquisition Corp. (a)(b)
Expiration: 05/21/2027, Exercise Price: $11.50	75,000	5,250
Apeiron Capital Investment Corp. (a)
Expiration: 04/02/2026, Exercise Price: $11.50	6,000	480
APx Acquisition Corp. I (a)(b)
Expiration: 11/30/2026, Exercise Price: $11.50	9,636	771
Arbor Rapha Capital Bioholdings Corp. I (a)
Expiration: 10/31/2028, Exercise Price: $11.50	5,983	366
Arena Fortify Acquisition Corp. (a)
Expiration: 11/10/2026, Exercise Price: $11.50	7,500	750
Atlantic Coastal Acquisition Corp. II (a)
Expiration: 01/13/2027, Exercise Price: $11.50	37,500	3,403
Ault Disruptive Technologies Corp. (a)
Expiration: 06/20/2023, Exercise Price: $11.50	33,750	2,141
Banyan Acquisition Corp. (a)
Expiration: 09/30/2028, Exercise Price: $11.50	37,500	4,875
Berenson Acquisition Corp. I (a)
Expiration: 08/01/2026, Exercise Price: $11.50	225	32
BioPlus Acquisition Corp. (a)(b)
Expiration: 12/02/2026, Exercise Price: $11.50	10,000	1,094
Brigade-M3 European Acquisition Corp. (a)(b)
Expiration: 01/17/2027, Exercise Price: $11.50	38,125	5,719
Cactus Acquisition Corp. 1 Ltd. (a)(b)
Expiration: 08/17/2028, Exercise Price: $11.50	4,612	543
Canna-Global Acquisition Corp. (a)
Expiration: 11/30/2026, Exercise Price: $11.50	28,909	2,313
Crescera Capital Acquisition Corp. (a)(b)
Expiration: 11/18/2026, Exercise Price: $11.50	7,090	1,213
Everest Consolidator Acquisition Corp. (a)
Expiration: 07/19/2028, Exercise Price: $11.50	10,000	1,000
Financials Acquisition Corp. (a)(b)(c)
Expiration: 04/04/2027, Exercise Price: $11.50	8,777	1,389
Finnovate Acquisition Corp. (a)(b)
Expiration: 09/30/2026, Exercise Price: $11.50	13,162	1,212
FutureTech II Acquisition Corp. (a)
Expiration: 12/23/2022, Exercise Price: $11.50	25,000	2,248
Games & Esports Experience Acquisition Corp. (a)(b)
Expiration: 12/01/2026, Exercise Price: $11.50	7,500	600
Global Technology Acquisition Corp. I (a)(b)
Expiration: 10/19/2026, Exercise Price: $11.50	3,656	548
GP Bullhound Acquisition I SE (a)(b)(d)
Expiration: 03/11/2027, Exercise Price: $11.50	37,500	7,860
Hambro Perks Acquisition Corp. (a)(b)(c)
Expiration: 01/07/2026, Exercise Price: $11.50	37,500	4,793
HCM Acquisition Corp. (a)(b)
Expiration: 01/20/2027, Exercise Price: $11.50	22,500	2,138
Heartland Media Acquisition Corp. (a)
Expiration: 10/21/2027, Exercise Price: $11.50	37,500	5,460
Hiro Metaverse Acquisitions I SA (a)(b)(c)
Expiration: 12/21/2026, Exercise Price: $11.50	22,500	4,245
InFinT Acquisition Corp. (a)(b)
Expiration: 05/19/2027, Exercise Price: $11.50	10,838	650
Innovative International Acquisition Corp. (a)(b)
Expiration: 07/01/2028, Exercise Price: $11.50	5,179	481
IX Acquisition Corp. (a)(b)
Expiration: 07/31/2028, Exercise Price: $11.50	1,275	125
Jaguar Global Growth Corp. I (a)(b)
Expiration: 11/23/2026, Exercise Price: $11.50	25,000	3,488
KnightSwan Acquisition Corp. (a)
Expiration: 07/21/2028, Exercise Price: $11.50	26,250	4,069
LAVA Medtech Acquisition Corp. (a)
Expiration: 10/21/2026, Exercise Price: $11.50	5,736	606
OmniLit Acquisition Corp. (a)
Expiration: 11/08/2026, Exercise Price: $11.50	5,714	686
Perception Capital Corp. II (a)(b)
Expiration: 10/25/2026, Exercise Price: $11.50	4,267	402
PowerUp Acquisition Corp. (a)(b)
Expiration: 05/23/2028, Exercise Price: $11.50	6,077	729
Redwoods Acquisition Corp. (a)
Expiration: 03/15/2027, Exercise Price: $11.50	11,250	703
Relativity Acquisition Corp. (a)
Expiration: 12/15/2029, Exercise Price: $11.50	59,489	4,905
Revelstone Capital Acquisition Corp. (a)
Expiration: 09/15/2026, Exercise Price: $11.50	12,460	1,683
Sizzle Acquisition Corp. (a)
Expiration: 11/02/2026, Exercise Price: $11.50	8,975	942
Spindletop Health Acquisition Corp. (a)
Expiration: 12/31/2028, Exercise Price: $11.50	16,354	2,111
Target Global Acquisition I Corp. (a)(b)
Expiration: 12/08/2026, Exercise Price: $11.50	5,333	427
Western Acquisition Ventures Corp. (a)
Expiration: 09/01/2026, Exercise Price: $11.50	21,380	2,352
Total Warrants (Cost $260,524)		87,385

Money Market Funds - 6.06%
First American Government Obligations Fund - Class X, 1.301% (g)	45,707	45,707
First American Treasury Obligations Fund - Class X, 1.324% (g)	3,674,902	3,674,902
Total Money Market Funds (Cost $3,720,609)		3,720,609

Total Investments (Cost $61,695,921) - 100.62%		61,742,011
Liabilities in Excess of Other Assets - (0.62)%		(381,665)
Total Net Assets - 100.00%		$61,360,346

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) Principal amount denominated in British Pounds.
(d) Principal amount denominated in Euros.
(e) Illiquid security.
(f) Security valued using unobservable inputs.
(g) Seven day yield as of June 30, 2022.

CrossingBridge Pre-Merger SPAC ETF
Schedule of Forward Currency Exchange Contracts
June 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2022	Currency to be Received	USD Value at June 30, 2022	Unrealized Appreciation / (Depreciation)
7/15/2022	U.S. Bank	746,250 EUR	$782,809	796,525 USD	$796,525	$13,716
7/15/2022	U.S. Bank	1,378,000 GBP	1,677,832	1,728,026 USD	1,728,026	50,194
			$2,460,641		$2,524,551	$63,910

EUR - Euro
GBP- British Pound
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2022:

CrossingBridge Pre-Merger SPAC ETF	Level 1	Level 2	Level 3	Total
Assets(1):
Special Purpose Acquisition Companies	$55,098,964	$2,795,611	1,239	57,895,814
Rights	15,297	22,906	-	38,203
Warrants	54,125	33,260	-	87,385
Money Market Fund	3,720,609	-	-	3,720,609
Total Assets	$58,888,995	$2,851,777	$1,239	$61,742,011

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$63,910	$-	$63,910
Total Other Financial Instruments	$-	$63,910	$-	$63,910

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Pre-Merger SPAC ETF
Special Purpose Acquisition Companies
Beginning Balance - October 1, 2021	$-
Purchases	44
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized appreciation (depreciation)	1,195
Transfer in/(out) of Level 3	-
Ending Balance - June 30, 2022	$1,239

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

CrossingBridge Pre-Merger SPAC ETF
Description	Fair Value June 30, 2022	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Special Purpose Acquisition Companies	$1,239	Company-specific information	Market assessment	$0.13-$0.14/$0.13